Contingencies and Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of provisions
Provision for severance and cash acquisition-related compensation acceleration

	2024	2023
	$	$

Balance - Beginning of fiscal year	1,106	247
Expensed during the year	5,211	18,581
Paid during the year	(3,726)	(17,722)

Balance - End of fiscal year	2,591	1,106

Disclosure of restructuring costs
Restructuring expenses

	2024	2023
	$	$

Severance	5,211	15,710
Share-based compensation expense acceleration	1,995	5,637
Cash acquisition-related compensation acceleration	—	2,871
Share-based acquisition-related compensation acceleration	—	4,465

Restructuring	7,206	28,683